Details of Significant Accounts - Leasing arrangements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Lease commitments for short-term leases	$ 226	$ 152
Minimum
Details of Significant Accounts
Lease term	2 years
Maximum
Details of Significant Accounts
Lease term	3 years